Note 9 - Debt and Capital Leases (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Debt And Capital Lease Obligations [Table Text Block]
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Borrowings under lines of credit	$-	$-

First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at December 31, 2013	751,225	-
Senior secured credit facility, tranche B due 2014, LIBOR plus 2.00%, weighted average interest rate of 0% and 2.29%, respectively; Credit facility paid in full June 7, 2013	-	217,656
Senior secured credit facility, tranche C due 2014, EURIBOR plus 2.25%, weighted average interest rate of 0% and 2.64%, respectively; credit facility paid in full June 7, 2013	-	147,337
Called senior subordinated notes due 2017, 9.5% interest rate; notes paid in full July 8, 2013	-	350,000
Japanese senior secured bank debt, due in 2014, weighted average interest rate of 2.40% and 1.90%, respectively, paid in full October 2013	-	4,698
Capital lease obligations	1,024	949
Total debt and capital lease obligations	752,249	720,640
Less: current portion debt and capital lease obligations	(7,958)	(26,819)
Total long-term debt and capital lease obligations	$744,291	$693,821

Minimum Future Principle Payments On Short Term Debt Long Term Debt And Capital Leases [Table Text Block]
Year End	Capital leases	Long-term debt	Total
2014	$408	$7,550	$7,958
2015	342	7,550	7,892
2016	186	7,550	7,736
2017	71	7,550	7,621
2018	17	7,550	7,567
Thereafter	-	713,475	713,475
Total	$1,024	$751,225	$752,249